Finance Income, Net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Finance Income Cost Text Block Abstract
Schedule of finance income, net
	For the year ended December 31,
	2022	2021	2020
	U.S. dollars in thousands
Finance Income:
Revaluation of warrants	$1,166	$2,732	$-
Deposit interest	91	-	-
Exchange rates	-	-	61
	$1,257	$2,732	$61
Finance Expenses:
Issuance costs	$-	$(1,152)	$-
Exchange rates	(23)	(32)	-
Interest expenses on lease liability	(15)	-	-
Bank fees	(7)	(2)	(1)
	$(45)	$(1,186)	$(1)

Total financing income, net	$1,212	$1,546	$60